Trade Receivables, Net (Tables)	12 Months Ended
Sep. 30, 2023
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables	Trade receivables, net consisted of the following:
	As of September 30,
	2022	2023
	HK$	HK$
Trade receivables	23,740,180	43,325,361
Less: allowance for doubtful accounts	(44,000)	(8,347,208)
	23,696,180	34,978,153

Schedule of Allowance for Doubtful Accounts of Trade Receivables	Movement of provision for allowance for doubtful accounts of trade receivables is as follows:
	For the Years Ended September 30,
	2022	2023
	HK$	HK$
Balance at beginning of the year	14,000	44,000
Provision for the year	30,000	8,303,208
Balance at end of the year	44,000	8,347,208